UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Credit Opportunities Fund – September 30, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 75.6%

	Consumer Discretionary — 18.0%
$90,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a,
	5.000%, 10/15/25	$91,116
430,000	Altice Luxembourg SA (Luxembourg),
	144a, 7.750%, 5/15/22	456,337
125,000	Booz Allen Hamilton, Inc., 144a,
	5.125%, 5/1/25	126,250
165,000	Boyd Gaming Corp., 6.375%, 4/1/26	180,056
300,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	310,500
110,000	Carlson Travel, Inc., 144a,
	6.750%, 12/15/23	109,175
600,000	Cedar Fair LP / Canada's Wonderland
	Co. / Magnum Management Corp.,
	5.375%, 6/1/24	630,750
100,000	CSC Holdings LLC, 5.250%, 6/1/24	101,125
120,000	Delphi Jersey Holdings PLC (Jersey),
	144a, 5.000%, 10/1/25	122,100
90,000	Golden Nugget, Inc., 144a,
	6.750%, 10/15/24	91,012
90,000	Golden Nugget, Inc., 144a,
	8.750%, 10/1/25	91,575
58,000	Grinding Media, Inc. / Moly-Cop
	AltaSteel Ltd., 144a,
	7.375%, 12/15/23	62,930
550,000	Hillman Group, Inc. (The), 144a,
	6.375%, 7/15/22	547,250
305,000	Jack Ohio Finance LLC / Jack Ohio
	Finance 1 Corp., 144a,
	6.750%, 11/15/21	319,869
150,000	Jacobs Entertainment, Inc., 144a,
	7.875%, 2/1/24	161,625
400,000	JC Penney Corp., Inc., 144a,
	5.875%, 7/1/23	404,000
250,000	KAR Auction Services, Inc., 144a,
	5.125%, 6/1/25	260,000
245,000	L Brands, Inc., 6.875%, 11/1/35	237,650
146,000	Masonite International Corp. (Canada),
	144a, 5.625%, 3/15/23	152,796
291,000	Mohegan Gaming & Entertainment,
	144a, 7.875%, 10/15/24	309,188
140,000	Pinnacle Entertainment, Inc.,
	5.625%, 5/1/24	143,150
714,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	733,635
600,000	Seminole Hard Rock Entertainment,
	Inc. / Seminole Hard Rock
	International LLC, 144a,
	5.875%, 5/15/21	606,000
800,000	SFR Group SA (France), 144a,
	6.250%, 5/15/24	844,800
300,000	Sinclair Television Group, Inc., 144a,
	5.625%, 8/1/24	307,875
235,000	Sirius XM Radio, Inc., 144a,
	4.625%, 5/15/23	241,462
557,000	Six Flags Entertainment Corp., 144a,
	4.875%, 7/31/24	566,748
131,000	Station Casinos LLC, 144a,
	5.000%, 10/1/25	131,314
295,000	Summit Materials LLC / Summit
	Materials Finance Corp.,
	6.125%, 7/15/23	311,225
60,000	Summit Materials LLC / Summit
	Materials Finance Corp., 144a,
	5.125%, 6/1/25	61,824
250,000	Ziggo Bond Finance BV (Netherlands),
	144a, 5.875%, 1/15/25	260,625
		8,973,962

	Telecommunication Services — 12.8%
500,000	Altice US Finance I Corp., 144a,
	5.375%, 7/15/23	528,750
210,000	AMC Networks, Inc., 4.750%, 8/1/25	212,100
350,000	Block Communications, Inc., 144a,
	6.875%, 2/15/25	379,855
67,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.000%, 2/1/28	66,769
200,000	Digicel Group Ltd. (Bermuda), 144a,
	8.250%, 9/30/20	195,376
500,000	Digicel Ltd. (Bermuda), 144a,
	6.000%, 4/15/21	488,070
100,000	EW Scripps Co. (The), 144a,
	5.125%, 5/15/25	102,000
399,000	Gray Television, Inc., 144a,
	5.125%, 10/15/24	400,995
165,000	Gray Television, Inc., 144a,
	5.875%, 7/15/26	169,950
60,000	GTT Communications, Inc., 144a,
	7.875%, 12/31/24	63,750
120,000	Intelsat Jackson Holdings SA
	(Luxembourg), 144a,
	8.000%, 2/15/24	129,000
145,000	Lee Enterprises, Inc., 144a,
	9.500%, 3/15/22	150,619
500,000	Level 3 Financing, Inc.,
	5.375%, 1/15/24	511,875
449,000	Nexstar Broadcasting, Inc., 144a,
	5.625%, 8/1/24	464,715
97,000	Sinclair Television Group, Inc., 144a,
	5.125%, 2/15/27	94,211
125,000	Sinclair Television Group, Inc., 144a,
	5.875%, 3/15/26	127,500
70,000	Sirius XM Radio, Inc., 144a,
	5.000%, 8/1/27	71,400
300,000	Sirius XM Radio, Inc., 144a,
	5.375%, 7/15/26	315,750
355,000	Sprint Corp., 7.625%, 2/15/25	407,141
500,000	T-Mobile USA, Inc., 6.375%, 3/1/25	538,350
500,000	Tribune Media Co., 5.875%, 7/15/22	520,000

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 75.6% (Continued)

	Telecommunication Services — (Continued)
$300,000	Univision Communications, Inc., 144a,
	5.125%, 2/15/25	$302,625
159,000	Videotron Ltd. (Canada), 144a,
	5.125%, 4/15/27	165,312
		6,406,113

	Energy — 12.3%
310,000	Alta Mesa Holdings LP / Alta Mesa
	Finance Services Corp., 144a,
	7.875%, 12/15/24	334,800
145,000	Atwood Oceanics, Inc.,
	6.500%, 2/1/20†	144,094
400,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	384,500
205,000	California Resources Corp., 144a,
	8.000%, 12/15/22	133,250
60,000	Chesapeake Energy Corp., 144a,
	8.000%, 1/15/25	60,600
298,000	Continental Resources, Inc.,
	4.500%, 4/15/23	298,745
110,000	Continental Resources, Inc.,
	5.000%, 9/15/22	111,788
385,000	Extraction Oil & Gas Inc. / Extraction
	Finance Corp., 144a,
	7.875%, 7/15/21	406,175
63,000	Extraction Oil & Gas, Inc., 144a,
	7.375%, 5/15/24	65,520
555,000	FTS International, Inc., 6.250%, 5/1/22	507,825
473,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	469,452
110,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	95,975
160,000	MEG Energy Corp. (Canada), 144a,
	7.000%, 3/31/24	137,200
250,000	Murphy Oil Corp., 6.875%, 8/15/24	266,560
270,000	Murray Energy Corp., 144a,
	11.250%, 4/15/21	160,988
575,000	New Gold, Inc. (Canada), 144a,
	6.250%, 11/15/22	597,281
99,000	Parsley Energy LLC / Parsley Finance
	Corp., 144a, 5.375%, 1/15/25	101,104
500,000	Parsley Energy LLC / Parsley Finance
	Corp., 144a, 6.250%, 6/1/24	526,250
150,000	PDC Energy, Inc., 7.750%, 10/15/22	156,188
207,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	5.500%, 8/15/22	208,035
390,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	5.750%, 4/15/25	395,850
100,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21†	98,250
463,000	Whiting Petroleum Corp.,
	6.250%, 4/1/23	455,476
		6,115,906

	Information Technology — 8.5%
600,000	First Data Corp., 144a, 5.000%, 1/15/24	622,980
245,000	Genesys Telecommunications
	Laboratories, Inc. Greeneden Lux 3
	SARL/Greeneden US Ho, 144a,
	10.000%, 11/30/24	276,850
220,000	j2 Cloud Services LLC / j2 Global
	Co.-Obligor, Inc., 144a,
	6.000%, 7/15/25	230,175
495,000	Nielsen Co. Luxembourg SARL (The),
	144a, (Luxembourg),
	5.000%, 2/1/25	515,419
370,000	Radiate Holdco LLC / Radiate Finance,
	Inc., 144a, 6.625%, 2/15/25	361,675
634,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000%, 10/1/25	668,268
510,000	Solera LLC / Solera Finance, Inc., 144a,
	10.500%, 3/1/24	580,610
372,750	Syniverse Foreign Holdings Corp.,
	144a, 9.125%, 1/15/22	379,273
434,000	TIBCO Software, Inc., 144a,
	11.375%, 12/1/21	475,230
135,000	Veritas US, Inc. / Veritas Bermuda Ltd.,
	144a, 10.500%, 2/1/24	144,619
		4,255,099

	Health Care — 7.0%
443,000	BioScrip, Inc., 8.875%, 2/15/21	405,345
130,000	Centene Corp., 6.125%, 2/15/24	140,562
148,000	DaVita, Inc., 5.000%, 5/1/25	146,008
300,000	DaVita, Inc., 5.125%, 7/15/24	300,750
460,000	DJO Finco, Inc. / DJO Finance LLC /
	DJO Finance Corp., 144a,
	8.125%, 6/15/21	440,450
100,000	HCA, Inc., 7.690%, 6/15/25	116,250
250,000	Hill-Rom Holdings, Inc., 144a,
	5.000%, 2/15/25	258,750
110,000	IASIS Healthcare LLC / IASIS Capital
	Corp., 8.375%, 5/15/19	110,426
154,000	Mallinckrodt International Finance SA
	(Luxembourg), 4.750%, 4/15/23	131,285
295,000	Molina Healthcare, Inc.,
	5.375%, 11/15/22	304,027
110,000	Valeant Pharmaceuticals International,
	Inc., 144a, 5.625%, 12/1/21	102,850
500,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.375%, 3/15/20	499,375
490,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125%, 4/15/25	429,362
100,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.500%, 3/15/22	105,750
		3,491,190

	Materials — 4.8%
380,000	ARD Finance SA (Luxembourg),
	7.125%, 9/15/23	406,714

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 75.6% (Continued)

	Materials — (Continued)
$145,000	Ardagh Packaging Finance PLC /
	Ardagh Holdings USA, Inc. (Ireland),
	144a, 6.000%, 2/15/25	$153,519
85,000	Big River Steel LLC / BRS Finance
	Corp., 144a, 7.250%, 9/1/25	90,185
45,000	CF Industries, Inc., 5.150%, 3/15/34	44,888
400,000	Constellium NV (Netherlands), 144a,
	5.750%, 5/15/24	400,000
69,000	Freeport-McMoRan, Inc.,
	3.875%, 3/15/23	67,965
110,000	Freeport-McMoRan, Inc.,
	5.400%, 11/14/34	105,050
110,000	Freeport-McMoRan, Inc.,
	5.450%, 3/15/43	102,781
300,000	Hecla Mining Co., 6.875%, 5/1/21	311,265
37,000	Hudbay Minerals, Inc. (Canada), 144a,
	7.250%, 1/15/23	39,405
108,000	Kraton Polymers LLC / Kraton
	Polymers Capital Corp., 144a,
	7.000%, 4/15/25	115,830
75,000	Trinseo Materials Operating SCA /
	Trinseo Materials Finance, Inc.
	(Luxembourg), 144a,
	5.375%, 9/1/25	77,156
224,000	Tronox Finance LLC, 144a,
	7.500%, 3/15/22	236,040
51,000	Tronox Finance PLC, 144a,
	5.750%, 10/1/25	52,275
170,000	Venator Finance SARL / Venator
	Materials Corp., 144a,
	5.750%, 7/15/25	176,800
		2,379,873

	Financials — 4.7%
305,000	ASP AMC Merger Sub, Inc., 144a,
	8.000%, 5/15/25	293,562
750,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	778,125
96,000	DAE Funding LLC, 144a,
	5.000%, 8/1/24	98,400
225,000	GEO Group, Inc. (The) REIT,
	6.000%, 4/15/26	236,531
500,000	HUB International Ltd., 144a,
	7.875%, 10/1/21	520,625
400,000	Realogy Group LLC / Realogy
	Co.-Issuer Corp., 144a,
	4.875%, 6/1/23	411,000
		2,338,243

	Industrials — 4.1%
462,000	Air Medical Group Holdings, Inc., 144a,
	6.375%, 5/15/23	444,675
165,000	Bombardier, Inc. (Canada), 144a,
	6.000%, 10/15/22	159,637
111,000	Builders FirstSource, Inc., 144a,
	5.625%, 9/1/24	117,382
613,000	Oshkosh Corp., 5.375%, 3/1/25	649,780
80,000	Triumph Group, Inc., 144a,
	7.750%, 8/15/25	84,200
150,000	Tutor Perini Corp., 144a,
	6.875%, 5/1/25	162,750
375,000	United Rentals North America, Inc.,
	5.875%, 9/15/26	407,344
		2,025,768

	Consumer Staples — 1.6%
175,000	B&G Foods, Inc., 5.250%, 4/1/25	179,375
11,000	Ceridian HCM Holding, Inc., 144a,
	11.000%, 3/15/21	11,674
120,000	Clearwater Seafoods, Inc. (Canada),
	144a, 6.875%, 5/1/25	127,350
115,000	Cott Holdings, Inc., 144a,
	5.500%, 4/1/25	119,888
50,000	Ferrellgas LP / Ferrellgas Finance
	Corp., 6.750%, 1/15/22	48,500
155,000	First Quality Finance Co., Inc., 144a,
	5.000%, 7/1/25	159,844
155,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	150,544
		797,175

	Real Estate — 1.0%
471,000	ESH Hospitality, Inc., REIT, 144a,
	5.250%, 5/1/25	486,896

	Utilities — 0.8%
80,000	Dynegy, Inc., 7.625%, 11/1/24	82,900
100,000	Ferrellgas Partners LP / Ferrellgas
	Partners Finance Corp.,
	8.625%, 6/15/20	95,000
230,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 7.500%, 11/1/23	228,850
		406,750
	Total Corporate Bonds	$37,676,975

	Bank Loans(A)(B) — 15.2%

	Industrials — 3.4%
301,803	Air Medical Group Holdings, Inc.,
	Initial Term Loan, (LIBOR +3.250%),
	4.485%, 4/28/22	299,464
98,026	Engility Corp., Term B-2 Loan, 4.485%,
	8/14/23	99,068
57,264	Envigo Laboratories, Dollar Term Loan
	(First Lien Dollar), (LIBOR +8.500%),
	9.800%, 10/28/21	56,977

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Bank Loans(A)(B) — 15.2% (Continued)

	Industrials — (Continued)
$148,500	Forterra Finance LLC, Replacement
	Term Loan, (LIBOR +3.000%),
	4.235%, 10/25/23	$125,566
452,351	JELD-WEN, Inc., Term B-3 Loan, (LIBOR
	+3.000%), 4.333%, 7/1/22	455,649
134,250	Sequa Mezzanine Holdings LLC, Initial
	Term Loan (First Lien), (LIBOR
	+5.500%), 6.814%, 11/28/21	135,047
171,438	Sequa Mezzanine Holdings LLC, Initial
	Term Loan (Second Lien), (LIBOR
	+9.000%), 10.314%, 4/28/22	175,510
105,699	Syncreon Group BV, Term Loan, (LIBOR
	+4.250%), 5.546%, 10/28/20	92,399
249,553	Syniverse Holdings, Inc., Term Loan,
	(LIBOR +3.000%), 4.311%, 4/23/19	241,130
		1,680,810

	Energy — 2.8%
179,550	BCP Raptor LLC, Initial Term Loan
	(LIBOR +4.250%), 5.522%, 6/24/24	180,728
100,000	California Resources Corp., Term Loan,
	(LIBOR +10.375%), 11.609%,
	12/31/21	106,450
125,000	Chesapeake Energy Corp., Class A
	Loan, (LIBOR +7.500%), 8.814%,
	8/23/21	134,570
39,217	Emerald 2 Ltd., Facility B-1, (LIBOR
	+4.000%), 5.333%, 5/14/21	38,759
125,000	FTS International Inc., Initial Term
	Loan, (LIBOR +4.750%), 5.985%,
	4/16/21	116,641
60,945	Gulf Finance, LLC, Tranche B Term
	Loan, 6.590% (LIBOR +5.250%),
	6.590%, 8/25/23	57,251
316,143	Murray Energy Corp., Term B-2 Loan,
	Non-PIK, (LIBOR +7.250%), 8.583%,
	4/16/20	289,141
31,833	Pardus Oil and Gas LLC, Tranche A,
	Term Loan, PIK, 13.000%,
	11/12/21(C)(D)	2,865
16,425	Pardus Oil and Gas LLC., Senior
	Secured Second Lien, PIK, 5.000%,
	5/13/22(C)(D)	—
144,153	Seadrill Operating LP, Initial Term Loan
	(Marshall Islands), (LIBOR +3.000%),
	4.333%, 2/22/21	105,052
115,000	Traverse Midstream Partners LLC
	Advance, (LIBOR +4.000%),
	9/21/24(E)	116,437
228,037	Traverse Midstream Partners LLC, Term
	Loan, (LIBOR +10.000%), 11/10/20(E)	230,888
		1,378,782

	Information Technology — 2.7%
148,148	Almonde Inc., Dollar Term Loan
	(Second Lien), (LIBOR +7.250%),
	8.567%, 6/13/25	150,529
191,751	Conduent Business Services LLC, Term
	B Loan, (LIBOR +4.000%), 5.235%,
	12/7/23	192,351
247,389	EIG Investors Corp, Refinancing Term
	Loan, (LIBOR +4.000%), 5.318%,
	2/9/23	249,729
292,643	Evergreen Skills Lux SARL, Initial Term
	Loan (First Lien) (Luxemburg),
	(LIBOR +4.750%), 5.985%, 4/28/21	276,272
90,705	Optiv Inc., Initial Term Loan (First Lien),
	(LIBOR +3.250%), 4.563%, 2/1/24	85,036
40,000	Optiv Inc., Initial Term Loan (Second
	Lien), (LIBOR +7.250%), 8.563%,
	1/31/25	36,500
337,762	Veritas US, Inc., Dollar Term B Loan,
	(LIBOR +4.500%), 5.833%, 1/27/23(E)	340,717
		1,331,134

	Health Care — 2.0%
352,985	BPA Laboratories, Inc., Term Loan
	(Second Lien), (LIBOR +2.500%),
	3.811%, 4/29/20(E)	335,336
410,139	General Nutrition Centers, Inc.,
	Tranche B Term Loan, 3.740%
	(LIBOR +2.500%), 3.740%, 3/4/19(E)	390,830
251,688	Radnet Management Inc, Term B-1
	Loan (First Lien), (LIBOR +3.750%),
	5.060%, 6/30/23	253,576
		979,742

	Telecommunication Services — 1.6%
293,199	Acosta, Inc., Tranche B-1 Loan, (LIBOR
	+3.250%), 4.485%, 9/26/21	258,657
42,151	Applied Systems Initial Term Loan
	(Second Lien), (LIBOR +7.000%),
	9/12/25(E)	43,415
234,043	Checkout Holding Corp., Term B Loan
	(First Lien), (LIBOR +3.500%),
	4.735%, 4/9/21	195,913
107,508	Infoblox Inc., Term Loan (First Lien),
	(LIBOR +5.000%), 6.235%, 11/7/23	108,046
90,722	Owl Finance PLC, PIK Notes, (LIBOR
	+8.500%), 8.500%, 9/7/65	217,507
		823,538

	Materials — 1.5%
133,855	Beacon Roofing Supply, Inc. Bridge
	Term Loan, (LIBOR +4.750%),
	8/24/18(D)(E)	133,855

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Bank Loans(A)(B) — 15.2% (Continued)

	Materials — (Continued)
$485,847	Fairmount Santrol Inc., Tranche B-2
	Term Loan, (LIBOR +3.500%),
	4.735%, 9/5/19(E)	$480,989
78,247	Kraton Polymers LLC, Dollar
	Replacement Term Loan, (LIBOR
	+3.000%), 4.235%, 1/6/22	79,182
75,021	PQ Corporation, Second Amendment
	Tranche B-1 Term Loans, (LIBOR
	+3.250%), 4.562%, 11/4/22	75,664
		769,690

	Financials — 0.7%
348,458	Asurion, LLC Second Lien
	Replacement B-2 Term Loan, (LIBOR
	+6.000%), 7.235%, 8/4/25	356,083

	Consumer Discretionary — 0.5%
244,607	Academy Ltd., Initial Term Loan,
	(LIBOR +4.000%), 5.270%, 7/1/22	164,806
98,009	Cumulus Media Holdings, Inc., Term
	Loan, (LIBOR +3.250%), 4.490%,
	12/23/20	81,592
28,954	Toys R Us-Delaware, Inc. DIP Term
	Loan, (LIBOR +8.750%), 1/18/19(E)	29,135
		275,533
	Total Bank Loans	$7,595,312

	Asset-Backed Securities — 5.0%
500,000	Clear Creek CLO Ltd., Ser 2015-1A,
	Class D, 144a, (3M LIBOR +3.900%),
	5.207%, 4/20/27(F)	501,091
250,000	Denali Capital CLO XII Ltd., Ser
	2016-1A, Class E, 144a, (3M LIBOR
	+7.750%), 9.054%, 4/15/28(F)	250,381
500,000	Dryden XXVIII Senior Loan Fund, Ser
	2013-28A, Class B2LR, 144a, (3M
	LIBOR +6.450%), 7.765%, 8/15/30(F)	499,951
300,000	Madison Park Funding XII Ltd., Ser
	2014-12A, Class SUB, 144a,
	0.000%, 7/20/26(F)	211,986
500,000	OZLM XIV Ltd., Ser 2015-14A, Class D,
	144a, (3M LIBOR +6.350%),
	7.654%, 1/15/29(F)	500,866
300,000	Symphony CLO XVI Ltd., Ser 2015-16A,
	Class D, 144a, (3M LIBOR +3.650%),
	4.954%, 7/15/28(F)	302,153
250,000	TICP CLO I Ltd., Ser 2015-1A, Class D,
	144a, (3M LIBOR +3.550%),
	4.857%, 7/20/27(F)	250,088
	Total Asset-Backed Securities	$2,516,516

		Market
Shares		Value

	Common Stocks — 1.2%

	Information Technology — 0.4%
173,899	Eagle Topco Ltd.(D)*	$—
8,386	MModal, LLC	190,085
		190,085

	Energy — 0.8%
2,562	Linn Energy, Inc.*	92,616
40	Pardus Oil and Gas LLC(D)(G)*	—
74,380	Trident, Class A Templar Restructure*	195,249
10,845	Trident, Templar Restructure*	100,315
		388,180

	Advertising — 0.0%
163,444	YH Limited (United Kingdom)(D)*	—
	Total Common Stocks	$578,265

	Warrants — 0.0%

	Health Care — 0.0%
1,179	Lion Holdings, Inc. Series A
	Warrant(D)*	—
1,889	Lion Holdings, Inc. Series B
	Warrant(D)*	—
	Total Warrants	$—

	Number
	of	Notional
	Contracts	Amount

Purchased Call Options — 0.0%
VIX, Strike @ 20.00, Exp 10/18	62	58,962	1,240

Shares

	Investment Fund — 0.2%
6,000	DoubleLine Income Solutions Fund,
	Common Shares±†	127,500

	Short-Term Investment Funds — 5.5%
2,471,849	Dreyfus Government Cash
	Management, Institutional
	Shares, 0.92%¥W	2,471,849
250,313	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.93%**¥Ω	250,313
	Total Short-Term Investment Funds	$2,722,162

Total Investment Securities —102.7%
(Cost $49,337,950)		$51,217,970

Liabilities in Excess of Other Assets — (2.7%)		(1,369,583)

Net Assets — 100.0%		$49,848,387

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

(A)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of September 30, 2017.

(B)	Term Loan has additional unfunded loan commitments. See Note 2 in Notes to Portfolios of Investments.

(C)	Fixed rate Bank Loan.

(D)	Level 3-For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

(E)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(F)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2017.

(G)	This is a restricted security that cannot be sold to qualified institutional buyers. At September 30, 2017, these securities were valued at $0 or 0.0% of net assets.

*	Non-income producing security.

**	Represents collateral for securities loaned.

±	Closed-End Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $243,624.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

CLO - Collateral Loan Obligations

LLC - Limited Liability Company

LP - Limited Partnership

PIK - Pay-in-Kind

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $ 28,264,697 or 56.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$37,676,975	$—	$37,676,975
Bank Loans	—	7,458,592	136,720	7,595,312
Asset-Backed Securities	—	2,516,516	—	2,516,516
Common Stocks	578,265	—	—	578,265
Warrants	—	—	—	—
Purchased Call Options Equity Contracts	—	1,240	—	1,240
Investment Fund	127,500	—	—	127,500
Short-Term Investment Funds	2,722,162	—	—	2,722,162
Total Assets	$3,427,927	$47,653,323	$136,720	$51,217,970
Other Financial Instruments*
Unfunded Loan Commitments	—	—	(9,819)	(9,819)
Total Liabilities	$—	$—	$(9,819)	$(9,819)
Total	$3,427,927	$47,653,323	$126,901	$51,208,151

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

* Other Financial Instruments include unfunded loan commitments not reflected in total investments. Amounts shown represent unrealized depreciation on unfunded loan commitments.

Measurements Using Unobservable Inputs (Level 3)

Bank
Assets	Loans
Beginning balance, June 30, 2017	$—
Purchases & Sales	133,855
Transfer in of Level 3	(6,954)
Ending balance, September 30, 2017	$126,901
Net Change in Unrealized
Appreciation/Depreciation for Investments in Securities still held at September 30, 2017	$(9,387)

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Global Growth Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.1%

United States — 49.8%

Consumer Discretionary — 8.4%
Norwegian Cruise Line Holdings Ltd.*	19,400	$1,048,570
Priceline Group, Inc. (The)*	430	787,253
Sirius XM Holdings, Inc.†	76,150	420,348

Consumer Staples — 3.0%
Monster Beverage Corp.*	14,940	825,435

Financials — 2.1%
Charles Schwab Corp. (The)	13,100	572,994

Health Care — 10.8%
Abbott Laboratories	9,510	507,454
Alexion Pharmaceuticals, Inc.*	2,655	372,470
Regeneron Pharmaceuticals, Inc.*	2,865	1,280,999
Zoetis, Inc.	11,705	746,311

Industrials — 1.5%
Kansas City Southern	3,675	399,399

Information Technology — 24.0%
Adobe Systems, Inc.*	4,755	709,351
Alphabet, Inc. - Class A*	1,045	1,017,537
Electronic Arts, Inc.*	5,550	655,233
Facebook, Inc. - Class A*	10,300	1,759,961
Microsoft Corp.	11,200	834,288
PayPal Holdings, Inc.*	6,505	416,515
Visa, Inc. - Class A	10,290	1,082,920
Total United States		13,437,038

Cayman Islands — 24.0%

Consumer Discretionary — 8.4%
ANTA Sports Products Ltd.	142,000	597,150
Ctrip.com International Ltd. ADR*	6,840	360,742
New Oriental Education &
Technology Group, Inc. ADR	5,830	514,556
Wynn Macau Ltd.	295,200	798,363

Information Technology — 15.6%
Alibaba Group Holding Ltd. ADR*	12,150	2,098,426
Tencent Holdings Ltd.	48,125	2,104,058
Total Cayman Islands		6,473,295

India — 5.0%

Financials — 5.0%
HDFC Bank Ltd. ADR	9,640	929,007
IndusInd Bank Ltd.	16,300	420,327
Total India		1,349,334

Liberia — 4.5%

Consumer Discretionary — 4.5%
Royal Caribbean Cruises Ltd.	10,150	1,203,181

Switzerland — 3.7%

Consumer Staples — 1.2%
Coca-Cola HBC AG*	9,675	327,353

Financials — 2.5%
Julius Baer Group Ltd.*	11,220	665,796
Total Switzerland		993,149

Bermuda — 2.6%

Utilities — 2.6%
Beijing Enterprises Water Group Ltd.*	886,000	716,534

Canada — 2.4%

Financials — 2.4%
Toronto-Dominion Bank (The)	11,365	639,865

Thailand — 2.1%

Consumer Staples — 2.1%
CP ALL PCL	282,700	565,824

Japan — 1.8%

Industrials — 1.8%
Recruit Holdings Co. Ltd.	23,000	498,030

France — 1.3%

Industrials — 1.3%
Thales SA	3,120	353,339

Mexico — 1.0%

Consumer Staples — 1.0%
Fomento Economico Mexicano SAB
de CV ADR	2,775	265,096

United Kingdom — 0.9%

Information Technology — 0.9%
Just Eat PLC*	28,700	257,069
Total Common Stocks		$26,751,754

Short-Term Investment Funds — 3.4%
Dreyfus Government Cash
Management, Institutional Shares,
0.92%¥W	482,469	$482,469
Invesco Government & Agency
Portfolio, Institutional Class,
0.93%**¥W	418,403	418,403
Total Short-Term Investment Funds		$900,872

Touchstone Global Growth Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —102.5%
(Cost $20,416,594)	$27,652,626

Liabilities in Excess of Other Assets — (2.5%)	(663,673)

Net Assets — 100.0%	$26,988,953

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $416,142.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL- Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$13,437,038	$—	$—	$13,437,038
Cayman Islands	3,570,874	2,902,421	—	6,473,295
India	929,007	420,327	—	1,349,334
Liberia	1,203,181	—	—	1,203,181
Switzerland	327,353	665,796	—	993,149
Bermuda	—	716,534	—	716,534
Canada	639,865	—	—	639,865
Thailand	565,824	—	—	565,824
Japan	—	498,030	—	498,030
France	—	353,339	—	353,339
Mexico	265,096	—	—	265,096
United Kingdom	—	257,069	—	257,069
Short-Term Investment Funds	900,872	—	—	900,872
Total	$21,839,110	$5,813,516	$—	$27,652,626

At September 30, 2017, equity securities valued at $893,177 were transferred from Level 2 to Level 1. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone International Small Cap Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.6%

Japan — 26.6%

Consumer Discretionary — 0.7%
Nishimatsuya Chain Co. Ltd.	213,800	$2,393,210

Consumer Staples — 3.9%
Lion Corp.	209,700	3,831,622
Morinaga & Co. Ltd.	51,699	2,878,577
NH Foods Ltd.	111,000	3,050,716
Pigeon Corp.	93,100	3,182,693

Financials — 2.3%
Fukuoka Financial Group, Inc.	621,000	2,872,552
Zenkoku Hosho Co. Ltd.	113,800	4,783,277

Health Care — 1.0%
Rohto Pharmaceutical Co. Ltd.	140,800	3,179,286

Industrials — 6.5%
CKD Corp.†	188,200	3,703,521
Kamigumi Co. Ltd.	104,000	2,409,438
Kandenko Co. Ltd.	333,100	3,499,960
Kinden Corp.	119,900	1,932,830
OSG Corp.	133,700	3,044,533
Sinfonia Technology Co. Ltd.	669,000	2,868,483
Toda Corp.	563,000	4,390,526

Information Technology — 6.2%
Azbil Corp.	101,500	4,356,830
Hosiden Corp.	244,300	3,988,652
SCREEN Holdings Co. Ltd.	44,400	3,084,252
Sumida Corp.†	165,500	3,231,624
Ulvac, Inc.	96,700	6,094,232

Materials — 2.9%
Hitachi Chemical Co. Ltd.	89,700	2,461,426
Sumitomo Bakelite Co. Ltd.	519,000	3,826,389
Teijin Ltd.	169,200	3,338,122

Real Estate — 3.1%
Leopalace21 Corp.	638,200	4,447,576
Open House Co. Ltd.†	170,100	5,943,655
Total Japan		88,793,982

Italy — 8.8%

Consumer Discretionary — 1.9%
Autogrill SpA	250,391	3,255,289
Brembo SpA	173,422	2,935,539

Energy — 0.9%
Saras SpA	1,157,750	3,106,892

Financials — 2.6%
Azimut Holding SpA	202,072	4,378,120
Banca IFIS SpA	78,931	4,315,503

Health Care — 1.7%
DiaSorin SpA	63,368	5,650,767

Industrials — 0.8%
Interpump Group SpA	89,521	2,784,768

Utilities — 0.9%
Iren SpA	1,102,105	2,956,834
Total Italy		29,383,712

United Kingdom — 7.1%

Consumer Discretionary — 1.3%
SSP Group PLC	602,711	4,342,787

Consumer Staples — 1.1%
Britvic PLC	352,563	3,572,876

Financials — 1.2%
Jupiter Fund Management PLC	551,201	4,082,963

Health Care — 2.3%
Abcam PLC	242,890	3,319,816
Dechra Pharmaceuticals PLC	153,616	4,207,545

Materials — 1.2%
RPC Group PLC	309,715	4,112,915
Total United Kingdom		23,638,902

Canada — 6.4%

Consumer Discretionary — 1.2%
Corus Entertainment, Inc. - Class B	377,115	3,923,024

Energy — 0.7%
Enerflex Ltd.	162,372	2,394,426

Industrials — 2.8%
Aecon Group, Inc.	238,984	3,365,216
Boyd Group Income Fund†	34,833	2,559,398
Finning International, Inc.	149,299	3,413,745

Materials — 0.7%
Intertape Polymer Group, Inc.†	157,465	2,296,825

Utilities — 1.0%
Superior Plus Corp.†	341,265	3,457,094
Total Canada		21,409,728

Germany — 6.3%

Financials — 1.0%
AURELIUS Equity Opportunities SE & Co. KGaA†	50,550	3,324,195

Industrials — 3.1%
Duerr AG	26,971	3,611,549
Rheinmetall AG	58,355	6,581,517

Information Technology — 1.2%
Software AG, 144a*	84,689	4,137,785

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.6% (Continued)

Germany — (Continued)

Materials — 1.0%
Salzgitter AG	71,820	$3,262,343
Total Germany		20,917,389

France — 5.8%

Consumer Discretionary — 0.8%
Elior Group, 144a	103,191	2,733,954

Industrials — 1.8%
SPIE SA†	104,038	2,862,282
Tarkett SA	66,619	3,001,436

Information Technology — 2.2%
Alten SA	38,004	3,436,574
Worldline SA, 144a*	91,083	3,860,342

Utilities — 1.0%
Rubis SCA	51,867	3,306,423
Total France		19,201,011

Australia — 5.2%

Energy — 1.0%
WorleyParsons Ltd.*	302,328	3,217,898

Information Technology — 0.9%
Link Administration Holdings Ltd.	501,705	2,968,202

Materials — 2.4%
BlueScope Steel Ltd.	338,201	2,921,554
Sims Metal Management Ltd.	242,364	2,574,612
St Barbara Ltd.	1,200,573	2,474,031

Real Estate — 0.9%
Charter Hall Group REIT	753,152	3,176,516
Total Australia		17,332,813

Netherlands — 5.2%

Financials — 2.5%
ASR Nederland NV	144,245	5,769,968
Euronext NV., 144a	44,311	2,697,565

Information Technology — 1.1%
ASM International NV	57,006	3,604,956

Materials — 1.6%
AMG Advanced Metallurgical Group NV	121,500	5,239,425
Total Netherlands		17,311,914

Switzerland — 4.5%

Financials — 2.3%
Cembra Money Bank AG*	86,063	7,527,791

Industrials — 2.2%
dormakaba Holding AG*	2,603	2,655,458
Georg Fischer AG	3,886	4,795,715
Total Switzerland		14,978,964

Luxembourg — 3.3%

Industrials — 1.0%
Stabilus SA	37,476	3,401,230

Materials — 1.1%
APERAM SA	73,028	3,827,032

Real Estate — 1.2%
Grand City Properties SA	183,858	3,883,070
Total Luxembourg		11,111,332

Sweden — 2.8%

Industrials — 0.9%
Intrum Justitia AB†	89,985	3,181,829

Information Technology — 0.7%
NetEnt AB*	288,398	2,237,812

Real Estate — 1.2%
Hemfosa Fastigheter AB	306,003	3,890,457
Total Sweden		9,310,098

Denmark — 2.7%

Consumer Staples — 1.8%
Royal Unibrew A/S	107,609	5,896,384

Financials — 0.9%
Topdanmark A/S*	80,255	3,157,302
Total Denmark		9,053,686

South Korea — 2.1%

Consumer Discretionary — 0.9%
Mando Corp.	12,898	2,873,836

Industrials — 1.2%
Doosan Bobcat, Inc.	130,803	4,182,937
Total South Korea		7,056,773

Cayman Islands — 2.0%

Health Care — 0.9%
China Medical System Holdings Ltd.	1,731,000	3,031,407

Industrials — 1.1%
Bizlink Holding, Inc.	381,000	3,497,118
Total Cayman Islands		6,528,525

11

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.6% (Continued)

Taiwan — 1.7%

Information Technology — 1.7%
Lite-On Technology Corp.	1,704,000	$2,440,891
Sinbon Electronics Co. Ltd.	1,239,702	3,283,238
Total Taiwan		5,724,129

United States — 1.7%

Information Technology — 1.7%
Kulicke & Soffa Industries, Inc.*	264,447	5,704,122

Jersey — 1.5%

Industrials — 1.5%
Wizz Air Holdings PLC, 144a*	133,949	5,140,038

Ireland — 1.0%

Health Care — 1.0%
UDG Healthcare PLC	303,882	3,459,175

Austria — 0.8%

Financials — 0.8%
UNIQA Insurance Group AG	241,787	2,533,033

Bermuda — 0.8%

Consumer Discretionary — 0.8%
Skyworth Digital Holdings Ltd.	4,840,000	2,480,531

Singapore — 0.7%

Industrials — 0.7%
BOC Aviation Ltd., 144a	455,300	2,475,890

Spain — 0.6%

Consumer Discretionary — 0.6%
Atresmedia Corp. de Medios de Comunicacion SA	186,826	1,965,521
Total Common Stocks		$325,511,268

Exchange Traded Fund — 1.0%

United States — 1.0%
iShares MSCI EAFE Small - Cap ETF	55,145	3,418,990

Short-Term Investment Funds — 5.9%
Dreyfus Government Cash
Management, Institutional Shares,
0.92%∞Ω	3,754,605	$3,754,605
Invesco Government & Agency
Portfolio, Institutional Class,
0.93%**∞Ω	15,810,812	15,810,812
Total Short-Term Investment Funds		$19,565,417

Total Investment Securities —104.5%
(Cost $286,223,224)		$348,495,675

Liabilities in Excess of Other Assets — (4.5%)		(15,012,818)

Net Assets — 100.0%		$333,482,857

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $15,205,324.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

PLC - Public Limited Company

REIT- Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities were valued at $21,045,574 or 6.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

12

Touchstone International Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total

Common Stocks
Japan	$—	$88,793,982	$—	$88,793,982
Italy	18,963,161	10,420,551	—	29,383,712
United Kingdom	3,319,816	20,319,086	—	23,638,902
Canada	21,409,728	—	—	21,409,728
Germany	3,324,195	17,593,194	—	20,917,389
France	10,298,352	8,902,659	—	19,201,011
Australia	—	17,332,813	—	17,332,813
Netherlands	5,769,968	11,541,946	—	17,311,914
Switzerland	7,527,791	7,451,173	—	14,978,964
Luxembourg	3,401,230	7,710,102	—	11,111,332
Sweden	5,419,641	3,890,457	—	9,310,098
Denmark	9,053,686	—	—	9,053,686
South Korea	—	7,056,773	—	7,056,773
Cayman Islands	—	6,528,525	—	6,528,525
Taiwan	—	5,724,129	—	5,724,129
United States	5,704,122	—	—	5,704,122
Jersey	—	5,140,038	—	5,140,038
Ireland	3,459,175	—	—	3,459,175
Austria	2,533,033	—	—	2,533,033
Bermuda	—	2,480,531	—	2,480,531
Singapore	—	2,475,890	—	2,475,890
Spain	—	1,965,521	—	1,965,521
Exchange Traded Fund	3,418,990	—	—	3,418,990
Short-Term Investment Funds	19,565,417	—	—	19,565,417
Total	$123,168,305	$225,327,370	$—	$348,495,675

At September 30, 2017, equity securities valued at $13,998,780 and $5,966,597 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments

Touchstone Large Cap Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.5%

Financials — 24.0%
Alleghany Corp.*	19,543	$10,827,017
Bank of America Corp.	220,819	5,595,553
Berkshire Hathaway, Inc. - Class B*	135,984	24,928,587
BlackRock, Inc.	30,642	13,699,732
Progressive Corp. (The)	321,045	15,544,999
Wells Fargo & Co.	223,939	12,350,236
		82,946,124

Consumer Discretionary — 21.1%
CarMax, Inc.*	214,922	16,293,237
Carnival Corp. (Panama)	260,244	16,803,955
Dollar Tree, Inc.*	177,865	15,442,239
Lowe's Cos., Inc.	99,842	7,981,369
NIKE, Inc. - Class B	172,610	8,949,828
O'Reilly Automotive, Inc.*	34,800	7,494,876
		72,965,504

Industrials — 16.0%
Deere & Co.	96,678	12,141,790
FedEx Corp.	35,725	8,058,846
General Dynamics Corp.	74,317	15,278,089
Norfolk Southern Corp.	99,550	13,164,492
Southwest Airlines Co.	123,125	6,892,538
		55,535,755

Information Technology — 15.4%
Alphabet, Inc. - Class C*	13,010	12,478,021
Apple, Inc.	113,065	17,425,578
Cisco Systems, Inc.	255,852	8,604,303
Visa, Inc. - Class A	139,467	14,677,507
		53,185,409

Health Care — 9.5%
Alexion Pharmaceuticals, Inc.*	84,400	11,840,476
Bristol-Myers Squibb Co.	131,149	8,359,437
Eli Lilly & Co.	146,476	12,529,557
		32,729,470

Consumer Staples — 5.3%
Altria Group, Inc.	186,815	11,847,807
Coca-Cola Co. (The)	147,983	6,660,715
		18,508,522

Materials — 3.3%
NewMarket Corp.	26,472	11,270,454

Energy — 2.3%
Chevron Corp.	69,251	8,136,993

Telecommunication Services — 1.6%
Verizon Communications, Inc.	113,534	5,618,798
Total Common Stocks		$340,897,029

Short-Term Investment Fund — 1.5%
Dreyfus Government Cash
Management, Institutional Shares,
0.92%∞Ω	5,254,402	5,254,402

Total Investment Securities —100.0%
(Cost $277,816,541)		$346,151,431

Other Assets in Excess of Liabilities — 0.0%		164,458

Net Assets — 100.0%		$346,315,889

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$340,897,029	$—	$—	$340,897,029
Short-Term Investment Fund	5,254,402	—	—	5,254,402
Total	$346,151,431	$—	$—	$346,151,431

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Large Company Growth Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.7%

Information Technology — 49.4%
Adobe Systems, Inc.*	66,225	$9,879,446
Alibaba Group Holding Ltd. ADR*	97,875	16,903,991
Alphabet, Inc. - Class A*	13,113	12,768,390
Electronic Arts, Inc.*	64,850	7,656,191
Facebook, Inc. - Class A*	95,700	16,352,259
Microsoft Corp.	108,125	8,054,231
PayPal Holdings, Inc.*	70,800	4,533,324
Tencent Holdings Ltd. ADR†	373,050	16,382,491
Visa, Inc. - Class A	112,650	11,855,286
		104,385,609

Health Care — 19.6%
Abbott Laboratories	121,975	6,508,586
Alexion Pharmaceuticals, Inc.*	52,350	7,344,182
Allergan PLC (Ireland)	17,175	3,520,016
Becton Dickinson and Co.	14,200	2,782,490
Regeneron Pharmaceuticals, Inc.*	25,125	11,233,890
Zoetis, Inc.	156,750	9,994,380
		41,383,544

Consumer Discretionary — 17.6%
Dollar Tree, Inc.*	46,300	4,019,766
Norwegian Cruise Line Holdings Ltd.
(Bermuda)*	106,800	5,772,540
Priceline Group, Inc. (The)*	4,900	8,971,018
Royal Caribbean Cruises Ltd. (Liberia)	85,600	10,147,024
Sirius XM Holdings, Inc.†	746,775	4,122,198
Wynn Resorts Ltd.	27,900	4,154,868
		37,187,414

Financials — 5.9%
Charles Schwab Corp. (The)	177,800	7,776,972
Toronto-Dominion Bank (The) (Canada)	84,975	4,781,543
		12,558,515

Consumer Staples — 4.0%
Monster Beverage Corp.*	151,425	8,366,231

Industrials — 3.2%
Kansas City Southern	42,875	4,659,655
Rockwell Collins, Inc.	16,035	2,095,935
		6,755,590
Total Common Stocks		$210,636,903

Short-Term Investment Funds — 2.6%
Dreyfus Government Cash
Management, Institutional Shares,
0.92%∞Ω	282,548	$282,548
Invesco Government & Agency
Portfolio, Institutional Class,
0.93%**∞Ω	5,158,957	5,158,957
Total Short-Term Investment Funds		$5,441,505

Total Investment Securities —102.3%
(Cost $140,012,525)		$216,078,408

Liabilities in Excess of Other Assets — (2.3%)		(4,843,752)

Net Assets — 100.0%		$211,234,656

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $5,143,193.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$210,636,903	$—	$—	$210,636,903
Short-Term Investment Funds	5,441,505	—	—	5,441,505
Total	$216,078,408	$—	$—	$216,078,408

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – September 30, 2017 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue Bonds — 66.2%
$500,000	New Albany OH Cmnty Auth (Ref) Ser C	5.000%	10/01/24	$575,840
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser B	5.125	01/01/28	2,101,740
375,000	Univ of Akron OH (Ref) Ser A	5.000	01/01/28	433,568
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network)	5.125	04/01/29	680,251
650,000	Montgomery Co OH Rev (Unrefunded Catholic Hlth Initiatives)	5.250	05/01/29	729,508
345,000	Univ of Toledo OH Ser B	5.000	06/01/29	382,774
460,000	Cleveland OH Income Tax Rev (Ref & Impt Sub Lien Pks & Recr)	4.000	10/01/29	511,649
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien) Ser B 2	5.000	10/01/29	890,482
500,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	02/01/30	563,365
1,000,000	Butler Co OH Hosp Facs (Ref Cincinnati Children's Hosp)	5.000	05/15/30	1,231,250
1,000,000	Hamilton Co OH Student Rev (Ref Stratford Heights Proj)	5.000	06/01/30	1,075,990
1,000,000	Green OH Cmnty Learning Ctr (Ref)	4.000	12/01/30	1,077,210
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	545,910
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,069,530
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	826,312
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,080,590
1,000,000	Hamilton Co OH Hlth Care Facs (Christ Hosp Proj)	5.250	06/01/32	1,128,710
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,138,020
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,160,446
500,000	OH St Univ Ser A	4.000	12/01/32	534,985
150,000	OH Univ Gen Recpts Athens (Ref) Ser A	5.000	12/01/32	177,201
265,000	OH St Hgr Edl Fac Commis (Ref Xavier Univ) Ser C	5.000	05/01/33	294,041
1,080,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/33	1,237,302
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban)	5.000	06/01/33	1,144,040
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/33	277,732
2,000,000	Cincinnati OH EDR (U Square The Loop Proj)	5.000	11/01/33	2,251,360
525,000	OH St Univ Ser A	4.000	12/01/33	559,288
265,000	Cleveland OH Wtr Rev (Ref) Ser Y	4.000	01/01/34	280,288
625,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/34	710,738
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/34	277,252
500,000	Cuyahoga Co OH Sales Tax Rev (Ref)	5.000	12/01/34	581,835
570,000	Miami Univ OH (Ref)	5.000	09/01/35	665,828
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj) Ser B	5.000	11/01/35	1,245,482
500,000	Polaris Career Ctr OH COP	5.000	11/01/35	569,330
475,000	Cincinnati OH Wtr Sys Rev Ser A	5.000	12/01/35	562,158
200,000	Clermont Co OH Port Auth Lease (W Clermont Local Sch Dist Proj)	5.000	12/01/35	225,058
125,000	OH St Hosp Fac Rev (Ref Cleveland Clinic Health Sy) Ser A	4.000	01/01/36	133,109
500,000	OH St Hgr Edl Fac Commis (Ref Higher Eductnl Fac John Ca)	5.000	04/01/36	556,030
350,000	Warren Co OH Hlth Care Facs Rev (Ref Otterbein Homes) Ser A	5.000	07/01/36	396,851
765,000	Columbus-Franklin Co Fin Auth (Ref Dublin Bridge Park West Ga)	4.000	11/15/36	769,628
250,000	Marysville OH Wst Wtr Treatment (Ref)	4.000	12/01/37	258,080
800,000	OH St Hosp Rev (Ref Univ Hosp Hlth System) Ser A	5.000	01/15/41	892,304
	Total Fixed Rate Revenue Bonds			$31,803,065

	General Obligation Bonds — 15.9%
850,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,085,467
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO	5.000	01/15/30	323,450
1,500,000	Cincinnati OH CSD (Ref Sch Impt) LTGO	5.000	06/01/31	1,633,965
1,000,000	Toledo OH CSD (Ref Sch Facs Impt) UTGO	5.000	12/01/32	1,161,730
300,000	Upper Arlington OH (Ref Various Purpose) LTGO	4.000	12/01/32	327,009
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A	5.000	11/01/33	288,258
345,000	Bowling Green OH CSD (Ref) UTGO	5.000	12/01/34	400,869

16

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	General Obligation Bonds — 15.9% (Continued)
$500,000	Elyria OH CSD (Ref) UTGO	4.000%	12/01/34	$526,175
500,000	Three Rivers OH LSD (Ref) UTGO	5.000	12/01/34	570,910
435,000	Miami Trace OH LSD UTGO	5.000	12/01/35	499,924
200,000	Milford OH Exempt Vlg Sch Dist (Ref) UTGO	5.000	12/01/35	231,636
500,000	Lakewood OH (Ref) LTGO	5.000	12/01/36	586,560
	Total General Obligation Bonds			$7,635,953

	Pre-refunded/Escrowed to Maturity — 14.8%
1,000,000	OH St Hgr Edl Fac Commis (Xavier Univ) Ser C Pre-refunded @ $100	5.750	05/01/28	1,050,900
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	5.250	12/01/28	1,542,285
350,000	Montgomery Co OH Rev (Prerefunded Catholic Hlth Initiatives) Pre-refunded @ $100	5.250	05/01/29	411,873
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser B Pre-refunded @ $100	5.000	10/01/29	1,019,980
1,000,000	Franklin Co OH Hosp Rev (Nationwide Childrens Hosp Impt) Pre-refunded @ $100	4.750	11/01/29	1,074,550
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	4.500	12/01/29	1,056,990
895,000	Milton Union OH Exempt Vlg Sch Dist (Sch Impt) Pre-refunded @ $100	4.875	12/01/29	967,746
	Total Pre-refunded/Escrowed to Maturity			$7,124,324

	Variable Rate Demand Notes(A) — 1.9%

900,000	Montgomery Co OH Hosp Rev (Ref Premier Health Miami Valley Hosp) Ser D (LOC: Barclays Bank PLC)	0.830	11/15/39	900,000

	Total Investment Securities —98.8%
	(Cost $44,940,922)			$47,463,342

	Other Assets in Excess of Liabilities — 1.2%			555,277

	Net Assets — 100.0%			$48,018,619

(A) Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown are the final maturity dates. The interest rates shown are the coupon rates in effect at September 30, 2017.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.

17

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

As of September 30, 2017, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of September 30, 2017, there were no investments of 10% or greater in any one issuer held by the Fund.

Portfolio Abbreviations:

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

PLC – Public Limited Company

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$47,463,342	$—	$47,463,342

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Financials — 28.7%
Argo Group International Holdings Ltd. (Bermuda)	18,850	$1,159,275
Bancorp, Inc. (The)*	112,460	930,044
Bofl Holding, Inc.*†	48,800	1,389,336
Boston Private Financial Holdings, Inc.	110,000	1,820,500
Columbia Banking System, Inc.	37,000	1,558,070
Cowen, Inc.*	62,675	1,115,615
Customers Bancorp, Inc.*	65,020	2,120,952
Federated National Holding Co.	55,700	869,477
First Bancorp/Southern Pines NC	29,400	1,011,654
First Busey Corp.	56,600	1,774,976
FirstCash, Inc.	21,900	1,382,985
Green Dot Corp. - Class A*	27,000	1,338,660
Greenlight Capital Re Ltd. (Cayman Islands) - Class A*	63,200	1,368,280
HomeStreet, Inc.*	62,300	1,682,100
James River Group Holdings Ltd. (Bermuda)	14,450	599,386
MBIA, Inc.*	158,400	1,378,080
Nationstar Mortgage Holdings, Inc.*	68,300	1,268,331
Popular, Inc. (Puerto Rico)	24,200	869,748
Radian Group, Inc.	77,700	1,452,213
Republic First Bancorp, Inc.*†	75,300	696,525
Simmons First National Corp. - Class A	28,800	1,667,520
South State Corp.	15,500	1,395,775
Stewart Information Services Corp.	27,700	1,045,952
Texas Capital Bancshares, Inc.*	21,500	1,844,700
		31,740,154

Industrials — 21.5%
Air Transport Services Group, Inc.*	63,000	1,533,420
Apogee Enterprises, Inc.	38,100	1,838,706
Casella Waste Systems, Inc. - Class A*	56,500	1,062,200
Comfort Systems USA, Inc.	43,000	1,535,100
Covanta Holding Corp.†	92,100	1,367,685
Dycom Industries, Inc.*	15,500	1,331,140
EnerSys	21,100	1,459,487
Engility Holdings, Inc.*	40,800	1,414,944
Interface, Inc.	52,300	1,145,370
ITT, Inc.	24,100	1,066,907
MRC Global, Inc.*	67,850	1,186,696
Navigant Consulting, Inc.*	69,900	1,182,708
NCI Building Systems, Inc.*	56,900	887,640
Patrick Industries, Inc.*	8,800	740,080
SP Plus Corp.*	35,900	1,418,050
Textainer Group Holdings Ltd.*†	47,300	811,195
Tutor Perini Corp.*	51,100	1,451,240
Viad Corp.	17,450	1,062,705
YRC Worldwide, Inc.*	88,400	1,219,920
		23,715,193

Information Technology — 12.6%
ACI Worldwide, Inc.*	49,200	1,120,776
Blackhawk Network Holdings, Inc.*	28,700	1,257,060
CACI International, Inc. - Class A*	9,275	1,292,471
Diebold Nixdorf, Inc.†	52,000	1,188,200
DST Systems, Inc.	15,700	861,616
Entegris, Inc.*	36,600	1,055,910
Finisar Corp.*	42,700	946,659
Methode Electronics, Inc.	27,700	1,173,095
Oclaro, Inc.*†	157,200	1,356,636
Semtech Corp.*	35,100	1,318,005
Super Micro Computer, Inc.*	48,800	1,078,480
TiVo Corp.	66,816	1,326,298
		13,975,206

Consumer Discretionary — 11.4%
AMC Entertainment Holdings, Inc. - Class A†	56,300	827,610
Bloomin' Brands, Inc.	75,900	1,335,840
Boot Barn Holdings, Inc.*†	88,600	788,540
Dave & Buster's Entertainment, Inc.*	14,700	771,456
Finish Line, Inc. (The) - Class A†	50,200	603,906
Gentherm, Inc.*	39,700	1,474,855
Motorcar Parts of America, Inc.*	33,900	998,694
New Media Investment Group, Inc.	65,687	971,511
Red Robin Gourmet Burgers, Inc.*	21,500	1,440,500
SeaWorld Entertainment, Inc.†	38,800	504,012
Stars Group, Inc. (The)*†	63,300	1,297,650
TRI Pointe Group, Inc.*	115,400	1,593,674
		12,608,248

Real Estate — 7.0%
Columbia Property Trust, Inc. REIT	49,400	1,075,438
CoreCivic, Inc. REIT	29,400	787,038
Equity Commonwealth REIT*	55,500	1,687,200
HFF, Inc. - Class A REIT	21,300	842,628
Retail Opportunity Investments Corp. REIT	77,200	1,467,572
RLJ Lodging Trust REIT	86,337	1,899,414
		7,759,290

Health Care — 5.6%
AMN Healthcare Services, Inc.*	31,325	1,431,553
BioTelemetry, Inc.*	51,500	1,699,500
Inc. Research Holdings Inc. - Class A*	15,000	784,500
Lannett Co., Inc.*†	43,200	797,040
Tivity Health, Inc.*	34,900	1,423,920
		6,136,513

Energy — 4.0%
Basic Energy Services, Inc.*	52,300	1,009,390
Delek US Holdings, Inc.	37,200	994,356
McDermott International, Inc.*	136,800	994,536
Ring Energy, Inc.*	101,100	1,464,939
		4,463,221

Consumer Staples — 2.6%
Casey's General Stores, Inc.	14,000	1,532,300
United Natural Foods, Inc.*	31,100	1,293,449
		2,825,749

Materials — 2.3%
Compass Minerals International, Inc.†	18,800	1,220,120

19

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.6% (Continued)

Materials — (Continued)
Ferroglobe PLC (United Kingdom)	98,800	$1,300,208
Ferroglobe Representation and Warranty Insurance Trust(A)	173,700	—
		2,520,328

Utilities — 1.8%
NorthWestern Corp.	13,400	762,996
Portland General Electric Co.	26,400	1,204,896
		1,967,892

Telecommunication Services — 1.1%
Vonage Holdings Corp.*	147,900	1,203,906
Total Common Stocks		$108,915,700

Short-Term Investment Funds — 11.7%
Dreyfus Government Cash
Management, Institutional Shares,
0.92%∞Ω	1,789,491	1,789,491
Invesco Government & Agency
Portfolio, Institutional Class,
0.93%**∞Ω	11,203,634	11,203,634
Total Short-Term Investment Funds		$12,993,125

Total Investment Securities —110.3%
(Cost $108,689,729)		$121,908,825

Liabilities in Excess of Other Assets — (10.3%)		(11,410,555)

Net Assets — 100.0%		$110,498,270

(A)	Level 3 - For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $10,892,605.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$108,915,700	$—	$—	$108,915,700
Short-Term Investment Funds	12,993,125	—	—	12,993,125
Total	$121,908,825	$—	$—	$121,908,825

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone Value Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.4%

Health Care — 20.9%
Anthem, Inc.	53,460	$10,150,985
Cardinal Health, Inc.	109,900	7,354,508
Express Scripts Holding Co.*	117,218	7,422,244
Johnson & Johnson	67,584	8,786,596
Medtronic PLC (Ireland)	153,771	11,958,771
Merck & Co., Inc.	118,429	7,583,009
Pfizer, Inc.	312,639	11,161,212
Sanofi ADR	145,808	7,259,780
Teva Pharmaceutical Industries Ltd. ADR	188,538	3,318,269
UnitedHealth Group, Inc.	27,543	5,394,297
		80,389,671

Financials — 19.2%
American Express Co.	97,242	8,796,511
American International Group, Inc.	162,098	9,951,196
Bank of America Corp.	360,164	9,126,556
Citigroup, Inc.	135,189	9,833,648
JPMorgan Chase & Co.	134,881	12,882,484
PNC Financial Services Group, Inc. (The)	23,560	3,175,181
Wells Fargo & Co.	237,565	13,101,710
XI Group Ltd.(Bermuda)	172,700	6,813,015
		73,680,301

Energy — 13.4%
BP PLC ADR	339,146	13,033,381
Chevron Corp.	77,400	9,094,500
ConocoPhillips	223,026	11,162,451
Occidental Petroleum Corp.	125,630	8,066,702
Phillips 66	108,243	9,916,141
		51,273,175

Information Technology — 10.6%
Microsoft Corp.	135,094	10,063,152
Oracle Corp.	245,873	11,887,960
Qualcomm, Inc.	202,608	10,503,199
Texas Instruments, Inc.	92,789	8,317,606
		40,771,917

Industrials — 10.5%
General Dynamics Corp.	32,164	6,612,275
General Electric Co.	244,600	5,914,428
Johnson Controls International PLC (Ireland)	285,441	11,500,418
Norfolk Southern Corp.	24,100	3,186,984
Raytheon Co.	20,268	3,781,603
United Technologies Corp.	80,300	9,321,224
		40,316,932

Consumer Staples — 8.9%
Altria Group, Inc.	153,288	9,721,525
CVS Health Corp.	148,800	12,100,416
Philip Morris International, Inc.	111,245	12,349,307
		34,171,248

Consumer Discretionary — 7.4%
Dollar General Corp.	116,463	9,439,326
Lowe's Cos., Inc.	147,242	11,770,526
Twenty-First Century Fox, Inc. - Class A	275,400	7,265,052
		28,474,904

Materials — 5.0%
Air Products & Chemicals, Inc.	83,100	12,566,382
DowDuPont, Inc.	97,939	6,780,317
		19,346,699

Telecommunication Services — 3.5%
AT&T, Inc.	90,359	3,539,362
Verizon Communications, Inc.	197,419	9,770,266
		13,309,628
Total Common Stocks		$381,734,475

Short-Term Investment Fund — 0.5%
Dreyfus Government Cash
Management, Institutional Shares,
0.92%∞Ω	1,889,659	1,889,659

Total Investment Securities —99.9%
(Cost $291,910,988)		$383,624,134

Other Assets in Excess of Liabilities — 0.1%		448,316

Net Assets — 100.0%		$384,072,450

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

21

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$381,734,475	$—	$—	$381,734,475
Short-Term Investment Fund	1,889,659	—	—	1,889,659
Total	$383,624,134	$—	$—	$383,624,134

See accompanying Notes to Portfolios of Investments.

22

Notes to Portfolios of Investments

September 30, 2017 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2017, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Credit Opportunities Fund and Small Cap Value Opportunities Fund held Level 3 categorized securities during the period ended September 30, 2017. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At September 30, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds, except as discussed in the Portfolio of Investments of the Credit Opportunities Fund, Global Growth Fund and the International Small Cap Fund.

During the period ended September 30, 2017, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2.The Credit Opportunities Fund’s investments

23

Notes to Portfolios of Investments (Unaudited) (Continued)

in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Funds’ Board of Trustees (the “Board”), and are generally categorized in Level 2. The Credit Opportunities Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with a remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Bank Loans — The Credit Opportunities Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically

24

Notes to Portfolios of Investments (Unaudited) (Continued)

reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset. Unrealized appreciation/depreciation on unfunded commitments represents mark to market of the unfunded portion of the Fund’s bank loans.

As of September 30, 2017, the Credit Opportunities Fund had the following unfunded loan commitments.

Unfunded
Loan
Commitments
Pardus Oil and Gas LLC	$10,790

Collateralized Loan Obligations —The Credit Opportunities Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies—The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short — The Credit Opportunities Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which

25

Notes to Portfolios of Investments (Unaudited) (Continued)

the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

As of September 30, 2017, the Credit Opportunities Fund did not hold any securities sold short and had cash in the amount of $593,711 pledged as collateral for securities sold short.

Options — The Credit Opportunities Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of September 30, 2017 the Credit Opportunities Fund held purchased option with a fair value of $1,240.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Foreign currency translation —The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

26

Notes to Portfolios of Investments (Unaudited) (Continued)

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

As of September 30, 2017, the Credit Opportunities Fund did not hold any forward foreign currency contracts.

Real Estate Investment Trusts— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

For the period ended September 30, 2017, the average quarterly balance of outstanding derivative financial instruments were as follows:

Credit
Opportunities
Fund
Equity Contracts:
Purchased Options - Cost	$2,603

Pay-In-Kind (“PIK”) Bonds— PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

27

Notes to Portfolios of Investments (Unaudited) (Continued)

As of September 30, 2017, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Credit Opportunities Fund	Common Stocks	$4,250	$4,320	$70
	Corporate Bonds	239,374	245,993	6,619
Total Credit Opportunities Fund		243,624	250,313	6,689
Global Growth Fund	Common Stocks	416,142	418,403	2,261
International Small Cap Fund	Common Stocks	15,205,324	15,810,812	605,488
Large Company Growth Fund	Common Stocks	5,143,193	5,158,957	15,764
Small Cap Value Opportunities Fund	Common Stocks	10,892,605	11,203,634	311,029

* The remaining contractual maturity is overnight for all securities.

** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

28

Notes to Portfolios of Investments (Unaudited) (Continued)

Federal Tax Information— As of September 30, 2017, the Trust had the following federal tax cost resulting in net unrealized appreciation as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Credit Opportunities Fund	$49,337,950	$2,225,142	$(345,122)	$1,880,020
Global Growth Fund	20,416,594	7,329,653	(93,621)	7,236,032
International Small Cap Fund	286,223,224	66,492,588	(4,220,137)	62,272,451
Large Cap Fund	277,816,541	70,743,358	(2,408,468)	68,334,890
Large Company Growth Fund	140,012,525	76,674,253	(608,370)	76,065,883
Ohio Tax-Free Bond Fund	44,940,922	2,547,733	(25,313)	2,522,420
Small Cap Value Opportunities Fund	108,689,729	19,575,577	(6,356,481)	13,219,096
Value Fund	291,910,988	102,933,857	(11,220,711)	91,713,146

29

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 11/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 11/22/2017

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date 11/22/2017

* Print the name and title of each signing officer under his or her signature.